Income taxes - Schedule Of Gross Deferred Tax Balances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net deferred tax assets and liabilities [abstract]
- Deferred tax assets to be recovered after more than 12 months	₩ 1,601	₩ 1,935
- Deferred tax assets to be recovered within 12 months	5,801	5,075
Net deferred tax assets	7,402	7,010
- Deferred tax liabilities to be recovered after more than 12 months	(15)	(3,124)
- Deferred tax liabilities to be recovered within 12 months	(3,817)	(1,058)
Net deferred tax liabilities	₩ (3,832)	₩ (4,182)